Finance Income and Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Finance Income and Costs [Abstract]
Finance costs	$ 14,291	$ 4,530	$ 1,116
Finance income	326	610	1,015
Change in fair value of warrant liabilities	27,811
Exchange Gain / (Loss)	868	(2,836)	17,075
Finance Income (Loss), Net	14,714	(6,756)	16,974
Interest expense	10,234	252	851
Interest expense on lease liabilities	617	572	265
Interest expense on other financial liabilities	3,440	3,706
Finance costs	$ (14,291)	$ (4,530)	$ (1,116)